Taxation - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax losses for which no deferred income tax asset recognized	$ 5.3
Deferred tax asset carryforward	$ 20.2
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Operating loss carryforwards, expiration period	5 years
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Operating loss carryforwards, expiration period	5 years
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Proportion of taxable profit that can be reduced by operating loss carryforwards (maximum) (as a percent)	30.00%